Commitments and Contingencies (Details Narrative)																1 Months Ended					3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 28, 2023 USD ($)	Jul. 14, 2023 USD ($)	May 05, 2023 shares	Dec. 05, 2022 USD ($) shares	Aug. 16, 2022 $ / shares shares	May 17, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 10, 2021 USD ($)	Oct. 21, 2021 USD ($)	Jun. 10, 2021 ft²	Apr. 15, 2021 USD ($)	Jan. 01, 2021 USD ($)	Sep. 24, 2020 USD ($) $ / shares	Jul. 05, 2020 USD ($) $ / shares shares	Jun. 05, 2020 USD ($) $ / shares shares	Aug. 31, 2023 shares	Mar. 31, 2023 USD ($)	Dec. 31, 2019	Mar. 31, 2018 USD ($)	Sep. 30, 2006 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	May 27, 2022 USD ($)	Sep. 30, 2021 shares	Jun. 03, 2021 USD ($)	Dec. 31, 2020 shares	Sep. 30, 2017 USD ($) shares
Loss Contingencies [Line Items]
Accounts receivable							$ 1,209,333														$ 736,269		$ 736,269			$ 736,269	$ 2,881,239		$ 1,209,333
Stock options granted | shares																													1,633
Stock options aggregate | shares							12,235																				11,215		12,235				12,006
Annual base salary																					912,176	$ 3,410,586	4,477,079		$ 11,173,072		$ 14,517,253		$ 13,309,797
Notes payables							$ 359,184														44,097		44,097			44,097	104,696		359,184
Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Accounts receivable																					$ 23,910	$ 32,125	$ 23,910		$ 32,125	$ 23,910		$ 32,125
Stock options granted | shares																												1,901,410,519
Stock options aggregate | shares																					1,664,270,920	1,901,410,519	1,664,270,920		1,901,410,519	1,664,270,920		1,901,410,519
Accrued severance payment																					$ 1,099,974		$ 1,099,974			$ 1,099,974
Accrued director compensation																					252,500	$ 192,500	252,500		$ 192,500	252,500		$ 192,500
Comepbsation to consultant														$ 3,000							93,845	383,295	93,845		383,295	93,845		383,295
Accrued consulting fees																						12,000			12,000			12,000
Consideration liability																					85,640	78,440	85,640		78,440	85,640		78,440
Notes payables																					40,000	40,000	40,000		40,000	40,000		40,000
Accrued interest payable																					45,640	38,440	45,640		38,440	$ 45,640		38,440
Loss contingency damages sought value	$ 87,000							$ 100,000,000
Settlement payment description																										The Settlement Payment is payable as follows: (a) $25,000 was due and paid upon the Effective Date of the Settlement Agreement; (b) $62,000 shall be payable in three equal monthly installments as follows: (i) $20,666.67 due and paid on before October 31, 2023; (ii) $20,666.67 due on or before November 30, 2023 (iii) $20,666.67 due on or before December 31, 2023
Litigation settlement number of shares | shares																																		200,000
Litigation settlement shares, value																																		$ 2,000
Theralink Technologies Inc [Member] | Accounts Payable [Member]
Loss Contingencies [Line Items]
Loss contingency damages sought value																										$ 62,000
Theralink Technologies Inc [Member] | Employee Severance [Member]
Loss Contingencies [Line Items]
Accrued severance payment																					900,000		900,000			900,000
Consulting Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Compensation fees												$ 2,000
Lease Agreements [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Lessee operating lease description																		In December 2019, the Company entered into a lease agreement for its corporate and laboratory facility in Golden, Colorado. The lease is for a period of 61 months, with an option to extend, commencing in February 2020 and expiring in February 2025
Lease Amendment [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Rentable square feet | ft²										4,734
Monthly rent, description										the Company must pay a total annual base rent of; (1) $115,823 for year one; (2) $119,310 for year two; (3) $122,893 for year three; (4) $126,580 for year four; (5) $130,377 for year five; (6) $135,163 for year six; (7) $139,218 for year seven; (8) $143,394 for year eight; (9) $147,696 for year nine; (10) $152,127 for year ten; (11) $156,331 for year eleven; (12) $161,391 for year twelve; (13) $166,233 for year thirteen; (14) $171,220 for year fourteen and; (15) $176,357 for year fifteen.
Related Party [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Accrued expenses																					1,886,051	76,927	1,886,051		76,927	1,886,051		76,927
Notes payables																					1,149,442	350,000	1,149,442		350,000	1,149,442		350,000
George Mason University [Member] | Exclusive License Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Royalty expense																				$ 50,000
Revenue percentage																				1.50%
Advance royalties																					33,533	2,443	33,533		2,443	33,533		2,443
George Mason University [Member] | Exclusive License Agreement [Member] | Theralink Technologies Inc [Member] | Sublicense Royalty [Member]
Loss Contingencies [Line Items]
Revenue percentage																				15.00%
National Institutes of Health [Member] | License Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Royalty expense																			$ 1,000
Revenue percentage																			3.00%
Advance royalties																					45,509	0	45,509		0	45,509		0
Non refundable minimum annual royalty																			$ 5,000
National Institutes of Health [Member] | License Agreement [Member] | Theralink Technologies Inc [Member] | Sublicense Royalty [Member]
Loss Contingencies [Line Items]
Revenue percentage																			10.00%
Vanderbilt License Agreement [Member] | License Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Royalty expense																	$ 5,556
Advance royalties																					1,909		1,909			1,909
Vanderbilt License Agreement [Member] | License Agreement [Member] | Theralink Technologies Inc [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Revenue percentage																	0.25%
Vanderbilt License Agreement [Member] | License Agreement [Member] | Theralink Technologies Inc [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Revenue percentage																	2.00%
Contractor [Member] | Covent Bridge Group [Member]
Loss Contingencies [Line Items]
Overpaid amount						$ 10,420.22			$ 2,716,056.33		$ 2,921,868
Statistical extrapolation amount									$ 6,791.33		$ 11,530
Accounts payable							2,709,265																						2,709,265	$ 481,666.00		$ 2,918,472
Actual overpayment amount							5,327.73																						5,327.73
Recoupment balance amount																								$ 100,000
Accounts payable							$ 20,000																						$ 20,000
Contractor [Member] | Covent Bridge Group [Member] | Related Party [Member]
Loss Contingencies [Line Items]
Accounts receivable																											$ 91,000
Contractor [Member] | Covent Bridge Group [Member] | Advantage Therapy [Member]
Loss Contingencies [Line Items]
Overpaid amount						$ 492,086.22
Dr. Michael Ruxin [Member] | Ruxin Employment Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Salaries															$ 300,000
Annual decretionary bonus percentage															150.00%
Dr. Michael Ruxin [Member] | Ruxin Employment Agreement [Member] | Theralink Technologies Inc [Member] | 2022 Equity Incentive Plan [Member]
Loss Contingencies [Line Items]
Restricted stock, shares | shares					49,047,059										420,691,653
Stock options granted | shares					420,691,653
Stock options aggregate | shares					469,738,712
Stock options exercise price | $ / shares					$ 0.0036
Dr. Michael Ruxin [Member] | Ruxin Employment Agreement [Member] | Theralink Technologies Inc [Member] | 2022 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Loss Contingencies [Line Items]
Restricted stock, shares | shares															49,047,059
Dr Ruxin [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Accrued compensation																						112,500			112,500			112,500
Dr Ruxin [Member] | Chief Medical Officer Consulting Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Related party transaction, description		(a) the Company shall pay Dr, Ruxin compensation equal to $10,000 per month, (b) the Company shall amend the Dr. Ruxin’s existing option award agreement so that upon a “Separation from Service” instead of having 3 months to exercise the options, Dr. Ruxin’s options shall be exercisable until their expiration date and (c) the Company shall issue Dr. Ruxin options to purchase shares of the Company’s common stock in accordance with the Company’s newly planned Equity Incentive Plan, according to the standard amounts awarded to Chief Medical Officers, as well as taking into consideration the past 5 years of service to the company as is planned for current employees, subject to Board approval. This Agreement commenced on July 14, 2023. And will continue for one year and will be brought to the Board of Directors annually for renewal approval based on prior year performance metrics and then for subsequent one-year periods if not terminated 60 days prior to renewal.
Share based compensation		$ 10,000
Jeffrey Busch [Member] | Busch Employment Agreement [Member]. | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Salaries															$ 60,000
Jeffrey Busch [Member] | Busch Employment Agreement [Member]. | Theralink Technologies Inc [Member] | 2020 Equity Incentive Plan [Member]
Loss Contingencies [Line Items]
Stock options exercise price | $ / shares															$ 0.0036
Jeffrey Busch [Member] | Busch Employment Agreement [Member]. | Theralink Technologies Inc [Member] | 2020 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Loss Contingencies [Line Items]
Restricted stock, shares | shares					49,047,059										49,047,059
Stock options aggregate | shares															469,738,712
Jeffrey Busch [Member] | Busch Employment Agreement [Member]. | Theralink Technologies Inc [Member] | 2020 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Loss Contingencies [Line Items]
Stock options granted | shares					420,691,653										420,691,653
Thomas E Chilcott, III [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Deferred compensation arrangements overall description							The Board also approved two new bonuses for which Mr. Chilcott was eligible: (i) a $37,500 bonus payable upon the Company’s completion of a capital raise of at least $1,000,000; and (ii) a $37,500 bonus payable upon the Company’s completion of a capital raise of at least $2,000,000 in the aggregate. On December 6, 2022, the Board approved a bonus compensation plan pursuant to which Thomas E. Chilcott, III, the Company’s Chief Financial Officer, was eligible for: (i) a $150,000 bonus payable upon the successful filing of the Company’s report on Form 10-K for the annual period ended September 30, 2022 (the “Annual Report “) on or before December 29, 2022; or (ii) a $100,000 bonus payable upon the successful filing of the Company’s Annual Report on or before January 13, 2023 (collectively, the “Bonus”). During the year ended September 30, 2023, an aggregate bonus of $150,000 was paid to Mr. Chilcott.
Thomas E Chilcott, III [Member] | Theralink Technologies Inc [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Salaries																								$ 150,000
Annual base salary							$ 225,000
Thomas E Chilcott, III [Member] | Theralink Technologies Inc [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Salaries							$ 300,000
Thomas E Chilcott, III [Member] | Offer Letter [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Salaries													$ 225,000
Stock options exercise price | $ / shares													$ 0.0036
Deferred compensation arrangements overall description													Mr. Chilcott was entitled to participate in all medical and other benefits that the Company has established for its employees. The offer letter also provided that Mr. Chilcott will be granted an option to purchase up to 94,545,096 shares of the Company’s common stock which were granted on August 16, 2022 with an exercise price of $0.0036 and an expiration date of August 15, 2032 and subject to vesting terms.
Mr Chilcott [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Number of non-vested options forfeited | shares			56,727,056													37,818,040
Zaslavsky [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Salaries				$ 400,000
Base salary percentage				35.00%
Zaslavsky [Member] | Theralink Technologies Inc [Member] | Share-Based Payment Arrangement, Option [Member]
Loss Contingencies [Line Items]
Sharebased compensation available for grant | shares				150,000,000
Vesting percentage				20.00%
Consultant [Member] | Scientific Advisory Board Service Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Compensation fees														2,000
Payments for fees														$ 1,500
Accrued expenses																					$ 15,504	$ 12,240	$ 15,504		$ 12,240	$ 15,504		$ 12,240
Consultant [Member] | Scientific Advisory Board Service Agreement [Member] | Theralink Technologies Inc [Member] | 2022 Equity Incentive Plan [Member]
Loss Contingencies [Line Items]
Stock options granted | shares														88,786,943
Stock options exercise price | $ / shares														$ 0.0036
Consultant [Member] | Pathology Advisory Board Service Agreement [Member] | Theralink Technologies Inc [Member]
Loss Contingencies [Line Items]
Compensation fees														$ 272
Consultant [Member] | Pathology Advisory Board Service Agreement [Member] | Theralink Technologies Inc [Member] | 2022 Equity Incentive Plan [Member]
Loss Contingencies [Line Items]
Stock options granted | shares														77,972,192
Stock options exercise price | $ / shares														$ 0.0036